Leases - Additional information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Weighted average incremental borrowing rate	7.77%	9.49%
Interest expense on lease liabilities	$ 5,118	$ 5,074	$ 4,774
Expense relating to leases of low-value assets for which recognition exemption has been used	465	508	430
Cash Flows	11,184	(56,283)	16,869
Financial leases
Statement [Line Items]
Cash Flows	$ 12,325	$ 9,810	$ 8,848
Retail Stores
Statement [Line Items]
Operating Lease Term	15 years
Office Space | Maximum
Statement [Line Items]
Operating Lease Term	5 years
Office Space | Minimum
Statement [Line Items]
Operating Lease Term	3 years
Vehicles, Servers and Equipment | Maximum
Statement [Line Items]
Operating Lease Term	5 years
Vehicles, Servers and Equipment | Minimum
Statement [Line Items]
Operating Lease Term	3 years
IT Equipment | Maximum
Statement [Line Items]
Operating Lease Term	1 year
IT Equipment | Minimum
Statement [Line Items]
Operating Lease Term	3 years